Document And Entity Information	6 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Mar. 31, 2014
Trading Symbol	ARTH
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Entity Filer Category	Smaller Reporting Company
Amendment Description	This Amendment No. 3 to the Registration Statement on Form S-1 Arch Therapeutics, Inc. (the “Company”) amends the Company’s Registration Statement on Form S-1, which was originally filed with the Securities and Exchange Commission on March 21, 2014 and subsequently amended on May 5, 2014 and June 19, 2014 and includes an adjustment to the presentation of shares issued and outstanding on the Company’s Balance Sheet as of March 31, 2014.